Condensed Consolidated Statements of Changes In Temporary Equity And Permanent (Deficit) Equity - USD ($) $ in Thousands	Total	Redeemable Noncontrolling Interest[Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Class A Ordinary Shares Common Stock [Member]	Class B Ordinary Shares Common Stock [Member]	Class B Ordinary Shares Common Stock [Member] Restricted Stock Rights
Beginning Balance at Dec. 31, 2019	$ 15,883			$ (79,615)	$ 95,000	$ 498
Beginning Balance (in shares) at Dec. 31, 2019					95,000,000
Capital contribution, Shares					20,000,000
Capital contribution	20,000				$ 20,000
Equity-based payments	730					730
Net and comprehensive loss before noncontrolling interest	(26,749)			(26,749)
Ending Balance at Dec. 31, 2020	9,864			(106,364)	$ 115,000	1,228
Ending Balance (in shares) at Dec. 31, 2020					115,000,000
Capital contribution, Shares					71,500,000
Capital contribution	71,500				$ 71,500
Equity-based payments	699					699
Net and comprehensive loss before noncontrolling interest	(55,146)			(55,146)
Ending Balance at Dec. 31, 2021	26,917			(161,510)	$ 186,500	1,927
Ending Balance (in shares) at Dec. 31, 2021					186,500,000
Capital contribution	6,050					6,050
Equity based compensation after the Business Combination	7,155	$ 6,150	$ 7,155
Net loss prior to the Business Combination	(93,632)			(93,632)
Effect of Business Combination, Shares					(186,500,000)		61,540,231	170,723,961
Effect of Business Combination, Value	(1,092,694)	1,635,829		(834,574)	$ (186,500)	(71,644)	$ 6	$ 18
Equity-based compensation / payments prior to Business Combination	63,667					63,667
Vesting of Class B restricted stock rights, Shares									854,359
Net loss after the Business Combination	(14,400)	(40,103)		(14,400)
Impact of equity transactions on redeemable noncontrolling interest	(321)	321	321	0
Net and comprehensive loss before noncontrolling interest	(148,135)
Ending Balance at Dec. 31, 2022	$ (1,096,616)	$ 1,601,555	$ 7,476	$ (1,104,116)	$ 0	$ 0	$ 6	$ 18
Ending Balance (in shares) at Dec. 31, 2022					0		61,540,231	171,578,320